BORROWINGS	12 Months Ended
Dec. 31, 2023
BORROWINGS
BORROWINGS

18.    BORROWINGS

(a)   Short-term borrowings

Components of short-term borrowings as of December 31, 2022 and 2023 were as follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Short-term borrowings	10,316,714	10,895,733
Long-term borrowings—current portion	2,102,456	2,688,041
Total short-term borrowings	12,419,170	13,583,774

The short-term borrowings outstanding as of December 31, 2022 and December 31, 2023 carried a weighted average interest rate of 3.10% and 3.48% per annum, respectively. Included in the balance of short-term bank borrowings as of December 31, 2023 were borrowings of RMB679 million, RMB257 million, and RMB613 million which are denominated and repayable in EUR, JPY and USD, respectively.

Details of the Group’s short-term borrowings as of December 31, 2023 are (RMB in thousands):

Type of loan	As of December 31, 2023	Guarantee/Collateral
Credit loan	953,833		a)
Letter of credit loan	1,804,165		a)
Other borrowings	1,495,840		a)
	4,685,506	Guaranteed by JinkoSolar Holding	b)
	1,850,834	Guaranteed by Jiangxi Jinko	b)
Guaranteed by subsidiaries	494,645	Guaranteed by Jiangxi Jinko and Sichuan Jinko	b)
of the Group and third parties	597,700	Guaranteed by Zhejiang Jinko	b)
and/or collateralized on the	90,000	Guaranteed by Zhejiang Jinko and Chuxiong Jinko	b)
Group’s assets	12,114	Guaranteed by Shangrao Innovation Development Industry Investment Group Co., Ltd	b)
	179,425	Guaranteed by Paker	b)
	468,195	Financings associated with failed sale-leaseback transactions	c)
	951,517	Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group	d)
Total	13,583,774
a)	As of December 31, 2023, the Group had short-term borrowings of RMB954 million credit loans, RMB1,804 million letter of credit loans and RMB1,496 million loan from government background companies. The remaining short-term borrowings of RMB9,330 million were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB4,686 million guaranteed by JinkoSolar Holding, RMB1,851 million guaranteed by Jiangxi Jinko, RMB495 million guaranteed by Jiangxi Jinko and Sichuan Jinko, RMB598 million guaranteed by Zhejiang Jinko, RMB90 million guaranteed by Zhejiang Jinko and Chuxiong Jinko, RMB12 million guaranteed by Shangrao Innovation Development Industry Investment Group Co., Ltd, and RMB179 million by Paker, respectively.
c)	As of December 31, 2023, the Group recorded financings associated with failed sale-lease back transactions with the amount of RMB1,222 million under long-term borrowings, and RMB468 million as current portion.
d)	RMB175 million collateralized on certain inventories of the Group, RMB257 million collateralized on certain inventiories and account receivables of the Group, RMB160 million collateralized on the Group’s certain building and land use right, RMB359 million collateralized on the Group’s certain equipment.

In addition, included in these borrowings there were borrowings of RMB432 million guaranteed by Jinkosolar Holding, RMB469 million guaranteed by Jiangxi Jinko, and RMB50 million guaranteed by Zhejiang Jinko.

(b)   Long-term borrowings

Components of short-term borrowings as of December 31, 2022 and 2023 were as follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Long-term bank borrowings	3,329,075	4,459,363
Long-term financings associated with failed sale-leaseback transactions	2,595,686	1,222,281
Other long-term borrowings	9,200,490	8,245,203
Less: Current portion of long-term bank borrowings	(969,811)	(724,006)
Less: Current portion of financings associated with failed sale-leaseback transactions	(1,132,645)	(468,195)
Less: Current portion of other long-term borrowings	—	(1,495,840)
Total long-term borrowings	13,022,795	11,238,806

Future principal repayments on the long-term borrowings are as follows (RMB in thousands):

Year ending December 31,	RMB
Year ended December 31
2024	2,688,041
2025	2,601,083
2026	4,716,306
2027	1,989,428
2028	1,577,874
Thereafter	354,115
Total	13,926,847

1)    Long-term bank borrowings

In 2021, the Group entered into a 3-year loan agreement with Deutsche Bank Co.,LTD. for a principle amount of USD12 million (RMB75 million) with the interest rate of 1.92%, which was repayable from March 2022 to December 2024. As of December 31, 2022, the total outstanding balances amounted to RMB55 million, which was early repaid in full in 2023.

In 2021, the Group entered into two separate 5-year loan agreements with Industrial Bank Co.,LTD. for a principle amount of RMB100 million and RMB19 million with the interest rate of 5.30% and 5.30%, respectively, which were repayable from December 2021 to December 2026. The borrowing was guaranteed by Jiangxi Jinko, and collateralized on the Group’s certain equipment with the net book value of RMB73 million. As of December 31, 2022, the outstanding balances amounted to RMB90 million, including RMB18 million due in December 2023. As of December 31, 2023, the outstanding balances amounted to RMB71 million, including RMB24 million due in December 2024.

In 2022, the Group entered into a 5-year loan agreement with Industrial Bank Co.,LTD. for a principle amount of RMB190 million with the interest rate of 4.3%, which is repayable from September 2022 to March 2027. The borrowing was guaranteed by Jiangxi Jinko, and collateralized on the Group’s certain equipment with the net book value of RMB73 million. As of December 31, 2022, the total outstanding balances amounted to RMB181 million, including RMB27 million due in December 2023. As of December 31, 2023, the total outstanding balances amounted to RMB153 million, including RMB41 million due in December 2024.

In 2022, the Group entered into a 2-year loan agreement with Bank of Communications for a principle amount of RMB100 million with the interest rate of 3.65%, which is due and payable in July 2024. The borrowing was guaranteed by Zhejiang Jinko Sichuan and Jinko Chuxiong, and collateralized on the Group’s certain equipment with the net book value of RMB110 million. As of December 31, 2022, the total outstanding balances amounted to RMB100 million. As of December 31, 2023, the total outstanding balances amounted to RMB90 million, which is due and payable in July 2024.

In 2022, the Group entered into a 2-year loan agreement with the Export-Import Bank of China for a principle amount of RMB817 million (EUR110 million) and RMB208 million (EUR28 million) with the interest rate of 2.10% and 2.70%, which is due and payable in October 2023 and September 2024, respectively. As of December 31, 2023, the total outstanding balances amounted to RMB220 million (EUR28 million), which is due and payable in September 2024.

In 2022, the Group entered into a 3-year loan agreement with Industrial Bank CO. LTD for a principle amount of RMB150 million with the interest rate of 4.1%, which is due and payable from September 2022 to March 2025. As of December 31, 2022, the outstanding balances amounted to RMB149 million. In 2023, all the outstanding balances were early repaid.

In 2022, the Group entered into a 7-year revolving loan facility agreement with a financial consortium constitute by Agricultural Bank of China, China Construction Bank, China CITIC Bank and China Everbright Bank in an aggregate principle amount not exceeding RMB2.4 billion. Borrowings drawn down from the loan facility were guaranteed by Jiangxi Jinko. As of December 31, 2022, the Group drew down borrowings from the bank facility with the amount of RMB397 million with the interest rate of 4.1% which were repayable from November 2022 to December 2029. As of December 31, 2022, the total outstanding balances amounted to RMB397 million, including RMB27 million due in June 2023. As of December 31, 2023, the total outstanding balances amounted to RMB366 million, including RMB58 million due in June 2024.

In 2022, the Group entered into a 7-year loan agreement with Industrial Bank Co.,LTD. for a principle amount of RMB31 million with the interest rate of 3.95%. The borrowing was guaranteed by Jiangxi Jinko. In 2023, all the outstanding balances were early repaid.

In 2022, the Group entered into a 3-year loan agreement with China Everbright Bank for a principle amount of RMB240 million with the interest rate of 4%. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2022, the outstanding balances amounted to RMB240 million. In 2023, all the outstanding balances were early repaid.

In 2022, the Group entered into a 3-year loan agreement with Bank of Shanghai Co.,Ltd. for a principle amount of RMB100 million with the interest rate of 3.65%. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2022, the total outstanding balances amounted to RMB100 million, including RMB10million due in Sepetmber 2023. In 2023, all the outstanding balances were early repaid.

In 2022, the Group entered into a 3-year loan agreement with China Construction Bank for a principle amount of RMB80 million with the interest rate of 4.10%, which is due and payable in June 2025. In 2023, all the outstanding balances were early repaid.

In 2022, the Group entered into a 3-year loan agreement with Industrial Bank Co.,Ltd. for a principle amount of RMB100 million, RMB100 million and RMB200 million with the interest rate of 4.1%. The borrowing was guaranteed by Jiangxi Jinko and collateralized on the Group’s certain land use rights and buildings with the net book value of RMB38 million and RMB366 million, respectively.As of Decemeber 31, 2022, the outstanding balances amounted to RMB400 million, including RMB0.06 million due on December 31, 2023. In 2023, all the outstanding balances were early repaid.

In 2022, the Group entered into a 3-year loan agreement with China Everbright Bank for a principle amount of RMB50 million with the interest rate of 3.65%, which is due and payable from April 2023 to March 2024. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2022, the outstanding balances amounted to RMB50 million, including RMB0.5 million due in October 2023. As of December 31, 2023, the outstanding balances amounted to RMB48 million, which is due and payable in March 2024.

In 2022, the Group entered into a 3-year loan agreement with Hua Xia Bank for a principle amount of RMB70 million with the interest rate of 3.40%, which is repayable from March 2023 to in October 2025. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2022, the total outstanding balances amounted to RMB70 million, including RMB10 million due in September 2023. As of December 31, 2023, the total outstanding balances amounted to RMB1 million, which is due in October 2025.

In 2022, the Group entered into a 5-year loan agreement with Fudian Bank for a principle amount of RMB17 million with the interest rate of 5.10%. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2022, the total outstanding balances amounted to RMB16 million, including RMB3million due in December 2023. In 2023, all the outstanding balances were early repaid.

In 2022, the Group entered into three separate 5-year loan agreements with Industrial Bank Co.,LTD. For a principle amount of RMB25 million,RMB92 million and RMB21 million with the interest rate of 4.80%,4.60% and 4.60%, respectively. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2022, the total outstanding balances amounted to RMB138 million, including RMB26million due in December 2023. In 2023, all the outstanding balances were early repaid.

In 2022, the Group entered into a 2-year loan agreement with China Everbright Bank for a principle amount of RMB50 million with the interest rate of 3.5%. The borrowing was guaranteed by Jiangxi Jinko. In 2023, all the outstanding balances were early repaid.

In 2022, the Group entered into a 4-year loan agreement with China CITIC Bank for a principle amount of RMB164 million with the interest rate of 3.65%, which was due and payable from November 2023 to May 2026. The borrowing was guaranteed by Jiangxi Jinko, and collateralized on the Group’s certain land use rights with the net book value of RMB159 million. As of December 31, 2022, the total outstanding balances amounted to RMB160 million, including RMB4 million due in November 2023. As of December 31, 2023, the total outstanding balances amounted to RMB157 million, including RMB48 million due in November 2024.

In 2023, the Group entered into a 2-year loan agreement with Bank of Communications for a principle amount of RMB50 million with the interest rate of 3.3%, which is due and payable in February 2025. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2023, the total outstanding balances amounted to RMB49.5 million.

In 2023, the Group entered into a 2-year loan agreement with China Contruction Bank for a principle amount of RMB30 million with the interest rate of 3.1%, which is due and payable in February 2025. The borrowing was collateralized on the Group’s certain land use rights and buildings with the net book value of RMB8 million and RMB5 million, respectively. As of December 31, 2023, the total outstanding balances amounted to RMB30 million.

In 2023, the Group entered into a 13-month loan agreement with China Contruction Bank for a principle amount of RMB100 million with the interest rate of 3.25%, which is due and payable in April 2024. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2023, the total outstanding balances amounted to RMB100 million, which is due and payable in April 2024.

In 2023, the Group entered into a 3-year loan agreement with China Development Bank for a principle amount of RMB366 million with the interest rate of 3.26%, which is due and payable in March 2026. The borrowing was guaranteed by Shangrao Innovation Development Industry Investment Group Co., Ltd. As of December 31, 2023, the total outstanding balances amounted to RMB366 million, including RMB12 million due in December 2024.

In 2023, the Group entered into a 3-year loan agreement with Industrial and Commercial Bank of China for a principle amount of RMB150 million with the interest rate of 3.2%, which is due and payable in January 2026. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2023, the total outstanding balances amounted to RMB145 million, including RMB45 million due in September 2024.

In 2023, the Group entered into a 3-year loan agreement with Industrial Bank of China for a principle amount of RMB80 million with the interest rate of 3.9%, which is due and payable in December 2026. The borrowing was guaranteed by Jiangxi Jinko, and collateralized on the Group’s certain land use rights and buildings with the net book value of RMB15 million and RMB77 million, respectively. As of December 31, 2023, the total outstanding balances amounted to RMB80 million.

In 2023, the Group entered into a 10-year loan agreement with Industrial Bank Co.,LTD for a principle amount of RMB319 million with the interest rate of 3.8%, which is due and payable in February 2033. The borrowing was guaranteed by Jiangxi Jinko, and collateralized on the Group’s certain buildings with the net book value of RMB721 million. As of December 31, 2023, the total outstanding balances amounted to RMB319 million.

In 2023, the Group entered into a 3-year loan agreement with Minsheng Bank for a principle amount of RMB200 million with the interest rate of 3.3%, which is due and payable in February 2026. The borrowing was a credit loan. As of December 31, 2023, the total outstanding balances amounted to RMB200 million.

In 2023, the Group entered into a 5-year loan agreement with Industrial Bank Co.,LTD for a principle amount of RMB500 million with the interest rate of 3.3%, which is due and payable in December 2028. The borrowing was guaranteed by Jiangxi Jinko, and collateralized on the Group’s certain land use rights with the net book value of RMB103 million. As of December 31, 2023, the total outstanding balances amounted to RMB500 million.

In 2023, the Group entered into a 5-year loan agreement with Minsheng Bank for a principle amount of RMB93 million with the interest rate of 3.3%, which is due and payable in March 2028. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2023, the total outstanding balances amounted to RMB89 million, including RMB10 million due and payable in December 2024.

In 2023, the Group entered into a 5-year loan agreement with Minsheng Bank for a principle amount of RMB242 million with the interest rate of 3.3%, which is due and payable in April 2028. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2023, the total outstanding balances amounted to RMB232 million, including RMB27 million due and payable in December 2024.

In 2023, the Group entered into a 5-year loan agreement with Ping An Bank for a principle amount of RMB157 million with the interest rate of 3.8%, which is due and payable in December 2028. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2023, the total outstanding balances amounted to RMB157 million.

In 2023, the Group entered into a 2-year loan agreement with the Export-Import Bank of China for a principle amount of RMB200 million with the interest rate of and 3.10%, which is due and payable in June 2025. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2023, the total outstanding balances amounted to RMB200 million.

In 2023, the Group entered into a 2-year loan agreement with the Export-Import Bank of China for a principle amount of RMB786 million (EUR100 million) with the interest rate of and 4.80%, which is due and payable in December 2025. The borrowing was a credit loan. As of December 31, 2023, the total outstanding balances amounted to RMB786 million (EUR100 million).

In 2023, the Group entered into a 2-year loan agreement with the Export-Import Bank of China for a principle amount of RMB100 million with the interest rate of and 3.30%, which is due and payable in March 2025. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2023, the total outstanding balances amounted to RMB100 million.

2)    Financings associated with failed sale-leaseback transactions

During the year ended December 31, 2022 and 2023, the Group sold certain machinery and equipment with total carrying amount of RMB1,761 million and RMB58 million to certain third parties (the “purchaser-lessors”) for a total consideration of RMB 1,768 million and RMB75 million and simultaneously entered into contracts to lease back these assets from the purchaser-lessors for periods from one to six years. Pursuant to the terms of the contracts, the Group is required to pay to the purchaser-lessors quarterly lease payment over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the fair value of these equipment upon expiration of leasing period is most likely to be much higher than the repurchase price. Therefore, these lease transactions do not qualify as sale-leaseback transaction. Accordingly, the Group identified the transactions as financing arrangements and recorded as borrowings. As of December 31, 2023, the Group recorded RMB1,222 million under long-term borrowings, including RMB468 million as current portion.

3)    Other long-term borrowings

a.

In the February 2018, Jiangxi Jinko, together with government background funds, established Jinko Sichuan. Cash capital injections with an aggregate amount of RMB1.3 billion had been made by the non-controlling shareholders through December 31, 2021. The Group controls and consolidates such entity in its financial statements. In October 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background funds, pursuant to which the government background funds will no longer participates in any business decision of Jinko Sichuan and enjoys a fixed annual return of 6% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 30% equity interests (the non-controlling interest) held by the government background funds upon the sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB997 million was derecognized, and the new loan liabilities was recorded at fair value of RMB1,114 million, with the difference recorded against additional paid-in-capital. In addition, in July, September and October 2021, the Jinko Sichuan received capital injection with the amount of RMB100 million, RMB150 million and RMB50 million from government background funds which bear a fixed annual return of 5.18%, and shall be repaid upon the fifth anniversary of the capital injection date. The Group recorded such capital injection as long-term borrowings. As of December 31, 2022, the total outstanding balances amounted to RMB1,535 million. In 2023, Jiangxi Jinko entered into agreement to early repay RMB300 million. As of December 31, 2023, the total outstanding balances amounted to RMB1,223 million, including RMB200 million due in December 2024.

b.

During the year of 2018 and 2019, government background companies made capital injections with the total amounted of RMB1,070 million into Haining Jinko. In the fourth quarter of 2020, the Group entered into supplementary investments agreement with government background funds, pursuant to which the government background funds will no longer participate in any business decision of Haining Jinko and enjoys fixed annual return within the range from 4.75% to 5.23% on their capital injections respectively. Additionally, the Group shall repurchase all the equity interests (the non-controlling interest) held by the government background funds upon the fifth or sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB1,164 million was derecognized, and the new loan liabilities was recorded at fair value of RMB1,193 million with the difference recorded against additional paid-in-capital.

In July 2021, Haining Jinko entered into a 5-year loan agreement with a government background company with the principle amount of RMB690 million and interest rate of LPR plus 10%. The loan will be repaid upon the fifth anniversary of the borrowing date. The borrowing was guaranteed by Jiangxi Jinko and Zhejiang Jinko. In August 2022, Haining Jinko entered into a 5-year loan agreement with a government background company with the principle amountof RMB1,000 million and interest rate of 5.06%. The loan will be repaid upon the fifth anniversary of the borrowing date. As of December 31, 2022, the total outstanding balances amounted to RMB2,695 million. In 2023, Jiangxi Jinko entered into agreement to early repay RMB106 million. As of December 31, 2023, the total outstanding balances amounted to RMB2,591 million, including RMB994 million due within 2024.

c.

In the September 2019, Jiangxi Jinko, together with government background funds, established Jinko Yiwu. Cash capital injections with an aggregate amount of RMB765 million had been made by the non-controlling shareholders through December 31, 2020. The Group controls and consolidates such entity in its financial statements. In August 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background funds, pursuant to which the government background funds will no longer participates in any business decision of Jinko Yiwu and enjoys a fixed annual return of 6% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background funds upon the fifth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB779 million was derecognized, and the new loan liabilities was recorded at fair value of RMB818 million, with the difference recorded against additional paid-in-capital. As of December 31, 2022, the total outstanding balances amounted to RMB754 million. In 2023, Jiangxi Jinko entered into agreement to early repay RMB100 million. As of December 31, 2023, the total outstanding balances amounted to RMB668 million, including RMB301 million due in December 2024.

d.

In the December 2019, Jiangxi Jinko, together with a government background fund, established Jinko Chuzhou. Cash capital injections with an aggregate amount of RMB1.1 billion had been made by the non-controlling shareholder through December 31, 2022. The Group controls and consolidates such entity in its financial statements. In August 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background fund, pursuant to which the government background fund will no longer participates in any business decision of Jinko Chuzhou and enjoys a fixed annual return of 4.35% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background fund upon the sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background fund. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB859 million was derecognized, and the new loan liabilities was recorded at fair value of RMB846 million, with the difference recorded against additional paid-in-capital. In July and September 2021, Jinko Chuzhou received two 5-year loans with the amount of RMB150 million and RMB100 million from the government background fund which both bear a fixed annual return of 4.35%. As of December 31, 2022, the total outstanding balances amounted to RMB701 million. In 2023, Jiangxi Jinko entered into agreement to early repay RMB410 million. As of December 31, 2023, the total outstanding balances amounted to RMB288 million.

e.

In September and October 2021, Rui Xu entered into two 5-year loan agreements with a government background company with the principle amount of RMB20 million and RMB20 million and the interest rate of 5.05% and 5.05%, respectively. As of December 31, 2022 and 2023, the total outstanding balances amounted to RMB40 million and RMB42 million, respectively.

f.

In April 2020, Jiangxi Jinko, together with a government background fund, established Jinko ShangRao. The Group controls and consolidates such entity in its financial statements. Pursuant to the investment agreement entered by Jiangxi Jinko and the government background fund, the government background fund will provide its investment into Shangrao Jinko of RMB4.5 billion with the interest rate stipulated by bank for the corresponding period. Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background fund upon the sixth anniversary of the date of the investment agreement with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. Therefore, these government investments were accounted as loan liabilities.

In June 2021, to further support the development of Jinko Shangrao, the government background fund entered into agreement with Jiangxi Jinko to waive interests associated with the government loans during the period from January 1 to December 31, 2021. Considering the cash flow effect on a present value basis is less than 10 percent, the interest waiving is regarded as a modification of the government loan, and therefore, established a new effective interest based on the carrying value of the government loan and the revised cash flows since the modification date on June 25, 2021. No gain or loss was recorded in relation to the modification in 2021. As of December 31, 2022, the total outstanding balances amounted to RMB2,059million. In 2023, Jiangxi Jinko entered into agreement to early repay RMB366 million. As of December 31, 2023, the total outstanding balances amounted to RMB1,679million.

g.

In July 2020, the Group entered into a 2-year loan agreement with Ping An International Financial Leasing Co., Ltd. for a principle amount of RMB49,263 million which was repayable from July 2020 to July 2022. The borrowing was guaranteed by Jiangxi Jinko. The loan was repaid in July 2022.

h.

In October 2021, Anhui Jinko entered into a 6-year loan agreement with a government background company with the principle amount of RMB455 million and interest rate of 5.58%. The loan will be repaid upon the sixth anniversary of the borrowing date. In 2022, Anhui Jinko entered into three separate 6-year loan agreements with a government background company with the principle amount of RMB215 million with the interest rate around 5.58%. These loans will be repaid upon the sixth anniversary of the borrowing date. As of December 31, 2022, the total outstanding balances amounted to RMB680 million. In 2023, Jingxi Jinko entered into agreement to early repay RMB300 million. As of December 31, 2023, the total outstanding balances amounted to RMB381 million.

i.

In October and December 2021, Yushan Jinko entered into a 6-year loan agreement with a government background company with the principle amount of RMB200 million and RMB100 million and interest rate of 4.90% and 4.90%, respectively. These loans will be repaid upon the sixth anniversary of the borrowing date. In January 2022, Yushan Jinko entered into a 6-year loan agreement with a government background company with the principle amount of RMB100 million interest rate of 4.90%. These loans will be repaid upon the sixth anniversary of the borrowing date. As of December 31, 2022 and 2023, the total outstanding balances amounted to RMB378 million and RMB375 million, respectively.

j.

In July 2022, Jinko Feidong entered into a 5-year loan agreement with a government background company with the principle amount of RMB205 million and interest rate around 5.58%. The loan will be repaid upon the fifth anniversary of the borrowing date. As of December 31, 2022 and 2023, the total outstanding balances amounted to RMB208 million and RMB207 million, respectively.

k.

In July 2022, Jinko Leshan entered into a 4-year loan agreement with a government background company with the principle amount of RMB150 million and interest rate around 5.18%. The loan will be repaid upon the fifth anniversary of the borrowing date. As of December 31, 2022 and 2023, the total outstanding balances amounted to RMB148 million and RMB141 million, respectively.

l.

In December 2023, Jinko Energy entered into agreements with a government background company, to sell its 49% equity interests in Shangrao Xinyuan with a total consideration of RMB1.5 billion. Pursuant to the agreements, Jinko Energy committed to repurchase all the 49% equity interests held by the government background company upon the fifth anniversary of the first investment date with a repurchase price equivalent to the investment made by the government background company and a fixed annual return based on 1.1 times of corresponding loan prime rate. As of December 31, 2023, the government background company has paid RMB 650 million. Considering the investment from the government background company shall be repaid on a fixed date and for fixed amounts, redemption of the government background company is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. Therefore, management concluded that the investment from the government background company shall be accounted as loan liabilities.